UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street

Omaha, NE 68137

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2619

Date of fiscal year end:   06/30/2012

Date of reporting period: 03/31/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMERICA FIRST FUNDS
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCK - (92.57%)	Shares	Value

Agriculture - (9.46%)
Bunge Ltd.	9,822	$ 672,218
Universal Corp.	14,393	670,714
		1,342,932
Beverages - (9.87%)
Constellation Brands, Inc. *	30,276	714,211
Molson Coors Brewing Co.	15,159	685,945
		1,400,156
Biotechnology - (9.29%)
Amgen, Inc.	9,722	660,999
PDL BioPharma, Inc.	103,640	658,114
		1,319,113
Cosmetics & Personal Care - (2.53%)
Revlon, Inc. *	20,851	359,680

Food - (17.93%)
Diamond Foods, Inc.	27,643	630,813
Safeway, Inc.	30,826	622,993
Smithfield Foods, Inc. *	28,221	621,708
Tyson Foods, Inc.	34,967	669,618
		2,545,132
Healthcare - Services - (24.30%)
Health Net, Inc. *	17,520	695,894
Laboratory Corp of America Holdings *	7,356	673,368
Magellan Health Services, Inc. *	13,991	682,901
Quest Diagnostics, Inc.	11,391	696,560
UnitedHealth Group, Inc.	11,895	701,091
		3,449,814
Housewares - (4.80%)
Libbey, Inc. *	52,687	681,770

Pharmaceuticals - (14.39%)
Eli Lilly & Co.	16,851	678,590
McKesson Corp.	7,918	694,963
Omnicare, Inc.	18,795	668,538
		2,042,091
TOTAL COMMON STOCK (Cost $12,680,478)		13,140,688

SHORT-TERM INVESTMENTS - (4.61%)

Money Market Fund - (4.61%)
Fidelity Institutional Money Market Portfolio, Class I, 0.26%**	653,758	653,758
TOTAL SHORT-TERM INVESTMENTS (Cost $653,758)		653,758

TOTAL INVESTMENTS IN SECURITIES
HELD LONG (Cost $13,334,236) - 97.18%		$ 13,794,446

TOTAL INVESTMENTS IN SECURITIES
SOLD SHORT (Proceeds $2,601,630) - (-19.77%)		(2,806,322)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 22.59%		3,206,227

NET ASSETS - 100%		$ 14,194,351

INVESTMENTS IN SECURITIES SOLD SHORT - (-19.77%)

COMMON STOCK - (-19.77%)	Shares	Value

Auto Parts & Equipment - (-2.54%)
Meritor, Inc. *	44,617	$ 360,059

Biotechnology - (-1.77%)
Complete Genomics, Inc. *	88,874	250,625

Home Builders - (-2.06%)
Hovnanian Enterprises, Inc. *	119,354	292,417

Home Furnishings - (-2.26%)
Sony Corp - ADR	15,456	321,021

Insurance - (-2.67%)
Radian Group, Inc.	87,233	379,464

Pharmaceuticals - (-3.95%)
Threshold Pharmaceuticals, Inc. *	63,702	560,578

Retail - (-2.21%)
Sears Holdings Corp. *	4,746	314,422

Telecommunications - (-2.31%)
Clearwire Corp. *	143,744	327,736
TOTAL COMMON STOCK (Proceeds $2,601,630)		$ 2,806,322

ADR - American Depositary Receipt.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2012, is subject to change daily.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCK - (22.12%)	Shares	Value

Diversified Financial Services - (1.05%)
Apollo Residential Mortgage, Inc.	13,000	$ 238,940

Iron & Steel - (2.07%)
Great Northern Iron Ore Properties	4,900	470,596

Oil & Gas - (5.01%)
Transocean Ltd.	20,808	1,138,198

Real Estate Investment Trusts - (12.91%)
Annaly Capital Management, Inc.	79,734	1,261,392
Apollo Commercial Real Estate Finance, Inc.	16,000	250,400
Capstead Mortgage Corp.	36,500	478,515
New York Mortgage Trust, Inc.	72,000	470,880
Newcastle Investment Corp.	75,000	471,000
		2,932,187
Telecommunications - (1.08%)
Windstream Corp.	21,000	245,910

TOTAL COMMON STOCK (Cost $5,250,480)		5,025,831

PREFERRED STOCK - (20.68%)

Banks - (12.99%)
HSBC Holdings PLC 8%, Series 2	27,737	757,497
BAC Capital Trust X 6.25%, Series B	20,500	488,925
Deutsche Bank Contingent Capital Trust V, 8.05%	40,000	1,073,600
JP Morgan Chase Capital XIX, 6.625%	25,000	632,000
		2,952,022
Diversified Financial Services - (5.41%)
Credit Suisse AG/Guernsey, 7.90%	28,168	732,086
Merrill Lynch Preferred Capital Trust V, 7.28%	20,000	497,400
		1,229,486
Electric - (2.28%)
Xcel Energy, Inc., 7.60%	20,000	516,800

TOTAL PREFERRED STOCK (Cost $4,706,289)		4,698,308

CORPORATE BONDS - (42.28%)	Principal	Value

Advertising - (1.60%)
Affinion Group, Inc., 7.875%, 12/15/2018	$ 400,000	364,000

Agriculture - (5.98%)
Altria Group, Inc., 9.70%, 11/10/2018	1,000,000	1,358,826

Coal - (3.70%)
Arch Coal, Inc., 8.75%, 8/01/2016	800,000	840,000

Diversified Financial Services - (3.93%)
SLM Corp., 8.45%, 6/15/2018	800,000	892,000

Entertainment - (8.19%)
Cinemark USA, Inc., 8.625%, 6/15/2019	400,000	444,000
WMG Acquisition Corp., 9.50%, 6/15/2016	1,300,000	1,417,000
		1,861,000
Internet - (3.63%)
Equinix, Inc., 8.125%, 3/01/2018	750,000	825,000

Oil & Gas - (4.29%)
Antero Resources Finance Corp., 9.375%, 12/01/2017	900,000	974,250

Pipelines - (3.74%)
Crosstex Energy Finance Corp., 8.875%, 2/15/2018	800,000	850,000

Real Estate Investment Trusts - (3.75%)
Weyerhaeuser, Co., 7.375%, 3/15/2032	800,000	852,229

Telecommunications - (3.47%)
Virgin Media Finance PLC., 9.50%, 8/15/2016	700,000	789,250
TOTAL CORPORATE BONDS (Cost $9,611,105)		9,606,555

EXCHANGE-TRADED FUNDS - (2.14%)	Shares	Value

Equity Funds - (2.14%)
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	36,000	$ 486,720
TOTAL EXCHANGE-TRADED FUNDS (Cost $503,154)		486,720

CLOSED END FUNDS - (5.53%)

Aberdeen Chile Fund, Inc.	14,000	269,500
Aberdeen Australia Equity Fund, Inc.	23,500	252,625
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	45,150	733,236
TOTAL CLOSED END FUNDS (Cost $1,253,338)		1,255,361

TOTAL INVESTMENTS (Cost $21,324,366) - 92.75%		$ 21,072,775

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.25%		1,647,766

NET ASSETS - 100%		$ 22,720,541

PLC - Public Liability Company.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

DOMESTIC COMMON STOCK (52.33%)	Shares	Value

Aerospace & Defense - (2.59%)
L-3 Communications Holdings, Inc.	21,662	$ 1,533,020

Chemicals - (8.18%)
A. Schulman, Inc.	58,892	1,591,262
EI du Pont de Nemours & Co.	29,927	1,583,138
Terra Nitrogen Co., LP	6,653	1,669,903
		4,844,303

Computers - (5.34%)
CACI International, Inc. *	25,732	1,602,846
Seagate Technology PLC	57,950	1,561,752
		3,164,598

Internet - (2.66%)
Liquidity Services, Inc. *	35,186	1,576,333

Iron & Steel - (2.53%)
Nucor Corp.	34,959	1,501,489

Mining - (2.42%)
BHP Billiton Limited - ADR	19,810	1,434,244

Oil & Gas - (7.59%)
Nabors Industries Ltd. *	69,870	1,222,026
Petroleum Development Corp. *	46,766	1,734,551
Tesoro Corp. *	57,361	1,539,569
		4,496,146

Oil & Gas Services - (4.64%)
Helix Energy Solutions Group, Inc. *	69,870	1,407,873
Pioneer Drilling Co. *	46,766	1,344,543
		2,752,416
Real Estate Investment Trusts - (13.71%)
American Campus Communities, Inc.	36,981	1,653,790
Education Realty Trust, Inc.	148,033	1,604,678
Extra Space Storage, Inc.	57,709	1,661,442
Post Properties, Inc.	34,847	1,632,930
Public Storage	11,351	1,568,368
		8,121,208
Software - (2.67%)
Intuit, Inc.	26,310	1,582,020

TOTAL DOMESTIC COMMON STOCK (Cost $29,452,347)		31,005,777

FOREIGN COMMON STOCK (20.84%)	Shares	Value

BRAZIL - (10.17%)

Banks - (1.97%)
Banco do Brasil S.A.	82,100	$ 1,166,111

Food - (2.34%)
Cosan SA Industria e Comercio	74,819	1,389,332

Real Estate - (5.86%)
BR Malls Participacoes S.A.	98,763	1,276,735
Cyrela Brazil Realty SA Empreendimentos e Participacoes	126,540	1,126,356
PDG Realty SA Empreendimentos e Participacoes	310,659	1,070,358
		3,473,449
TOTAL BRAZIL		6,028,892

SOUTH AFRICA - (10.67%)

Iron & Steel - (2.14%)
Kumba Iron Ore Ltd.	18,500	1,268,946

Mining - (2.08%)
Impala Platinum Holdings Ltd.	62,600	1,233,341

Real Estate - (2.18%)
Redefine Properties Ltd.	1,238,900	1,289,091

Telecommunications - (4.27%)
MTN Group Ltd.	68,500	1,205,960
Vodacom Group Ltd.	93,700	1,321,327
		2,527,287
TOTAL SOUTH AFRICA		6,318,665

TOTAL FOREIGN COMMON STOCK (Cost $13,145,693)		12,347,557

EXCHANGE-TRADED FUNDS (24.29%)

Commodity Funds - (12.27%)
ETFS Platinum Trust *	22,971	3,714,870
iShares Silver Trust *	113,396	3,557,233
		7,272,103
Equity Funds - (12.01%)
Market Vectors Russia ETF	230,432	7,118,044

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,164,796)		14,390,147

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $56,762,836) - 97.46%		$ 57,743,481

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $14,961,891) - (-23.19%)		(13,740,150)

OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 25.73%		15,247,759

NET ASSETS - 100%		$ 59,251,090

INVESTMENT IN SECURITIES SOLD SHORT - (-23.19%)

COMMON STOCK - (-23.19%)	Shares	Value

Biotechnology - (-2.24)
Biosante Pharmaceuticals, Inc. *	1,948,702	$ 1,325,117

Commercial Services - (-4.73%)
ServiceSource International, Inc. *	181,164	2,804,419

Computers - (-2.67%)
NetApp, Inc. *	35,390	1,584,410

Diversified Financial Services - (-2.66%)
The Charles Schwab Corp.	109,638	1,575,498

Internet - (-2.03%)
Ctrip.com International Ltd. - ADR	55,580	1,202,751

Oil & Gas - (-6.31%)
McMoRan Exploration Co. *	217,397	2,326,148
Rex Energy Corp. *	132,328	1,413,263
		3,739,411

Telecommunications - (-2.55%)
Clearwire Corp. *	661,642	1,508,544

TOTAL COMMON STOCK (Proceeds $14,961,891)		$ 13,740,150

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.
* Non-income producing security

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCK - (38.17%)	Shares	Value

Agriculture - (3.08%)
Lorillard, Inc.	10,871	$ 1,407,577

Beverages - (6.44%)
Coca-Cola Enterprises, Inc.	48,305	1,381,523
Coffee Holding Co., Inc.	137,643	1,559,495
		2,941,018

Biotechnology - (2.00%)
Medicines Co./The *	45,569	914,570

Commercial Services - (2.14%)
Chemed Corp.	15,566	975,677

Healthcare - Products - (16.78%)
Baxter International, Inc.	24,988	1,493,783
Cooper Cos., Inc./The	12,000	980,520
CR Bard, Inc.	14,545	1,435,882
Gen-Probe, Inc. *	20,531	1,363,464
Invacare Corp.	79,930	1,324,440
St. Jude Medical, Inc.	23,964	1,061,845
		7,659,934

Pharmaceuticals - (7.73%)
AmerisourceBergen Corp.	32,225	1,278,688
Cardinal Health, Inc.	30,138	1,299,249
Endo Pharmaceuticals Holdings, Inc. *	24,520	949,660
		3,527,597
TOTAL COMMON STOCK (Cost $15,310,471)		17,426,373

CORPORATE BONDS - (23.37%)	Principal	Value

Apparel - (9.13%)
Hanesbrands, Inc., 6.375%, 12/15/2020	$ 2,000,000	2,055,000
Levi Strauss & Co., 7.625%, 05/15/2020	2,000,000	2,115,000
		4,170,000

Banks - (0.04%)
Banco Hipotecario S.A., 9.75%, 04/27/2016	20,000	18,826

Diversified Financial Services - (0.23%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	103,625

Media - (9.31%)
CCO Holdings Capital Corp., 6.50%, 04/30/2021	2,000,000	2,070,000
Clear Channel Communications, Inc., 9.00%, 03/01/2021	500,000	450,000
Nielsen Finance, Co., 11.50%, 05/01/2016	1,500,000	1,728,750
		4,248,750
Telecommunications - (4.66%)
West Corp., 7.875%, 01/15/2019	2,000,000	2,130,000

TOTAL CORPORATE BONDS (Cost $10,713,204)		10,671,201

EXCHANGE-TRADED FUNDS - (17.80%)	Shares	Value

Debt Funds - (17.80%)
iShares iBoxx Investment Grade Corporate Bond Fund	35,000	$ 4,049,500
SPDR Barclays Capital International Treasury Bond ETF	68,000	4,076,600
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,946,490)		8,126,100

PREFERRED STOCKS - (16.84%)

Banks - (11.28%)
BB&T Capital Trust VI, 9.60%, Series B	26,601	699,606
Goldman Sachs Group, Inc., 6.125%	29,272	740,582
HSBC Holdings PLC, 8.00%, Series 2	27,929	762,741
Lloyds Banking Group PLC, 7.75%	27,941	735,407
Wachovia Capital Trust IV, 6.375%	29,269	734,945
Wells Fargo & Co., 8.00%, Series J	23,952	696,045
Zions Bancorporation, 9.50%, Series C	29,932	780,327
		5,149,653
Diversified Financial Services - (3.46%)
Credit Suisse AG/Guernsey, 7.90%	37,252	968,179
JPMorgan Chase Capital, 6.70%, Series C	23,951	611,948
		1,580,127
Insurance - (2.10%)
MetLife, Inc., 6.50%, Series B	37,916	959,654

TOTAL PREFERRED STOCKS (Cost $7,677,160)		7,689,434

SHORT-TERM INVESTMENTS - (3.56%)
Fidelity Institutional Money Market Fund Class I, 0.26% **	1,626,663	1,626,663
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,626,663)		1,626,663

TOTAL INVESTMENTS (Cost $43,273,988) - 99.74%		$ 45,539,771

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.26%		120,079

NET ASSETS - 100%		$ 45,659,850

PLC - Public Liability Company.
* Non-income producing security
** Rate shown represents the rate at March 31, 2012, is subject to change daily.

*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the “Manager”) using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritises the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2012:

America First Defensive Growth Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 13,140,688	$ 13,140,688	$ -	$ -
Short-Term Investments	653,758	-	653,758	-
Total	$ 13,794,446	$ 13,140,688	$ 653,758	$ -

Liabilities
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 2,806,322	$ 2,806,322	$ -	$ -
Total	$ 2,806,322	$ 2,806,322	$ -	$ -

America First Income Trends Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 5,025,831	$ 5,025,831	$ -	$ -
Corporate Bonds (2)	9,606,555	-	9,606,555	-
Exchange-Traded Funds (2)	486,720	486,720	-	-
Closed-End Funds (2)	1,255,361	1,255,361	-	-
Preferred Stock (2)	4,698,308	4,698,308	-	-
Total	$ 21,072,775	$ 11,466,220	$ 9,606,555	$ -

America First Absolute Return Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 43,353,334	$ 43,353,334	$ -	$ -
Exchange-Traded Funds (2)	14,390,147	14,390,147	-	-
Total	$ 57,743,481	$ 57,743,481	$ -	$ -

Liabilities
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 13,740,150	$ 13,740,150	$ -	$ -
Total	$ 13,740,150	$ 13,740,150	$ -	$ -

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

America First Quantitative Strategies Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 17,426,373	$ 17,426,373	$ -	$ -
Corporate Bonds (2)	10,671,201	-	10,671,201	-
Exchange-Traded Funds (2)	8,126,100	8,126,100	-	-
Preferred Stock (2)	7,689,434	7,689,434	-	-
Short-Term Investments	1,626,663	-	1,626,663	-
Total	$ 45,539,771	$ 33,241,907	$ 12,297,864	$ -

(1)

As of and during the nine month period ended March 31, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

For a detailed break-out of common stocks, corporate bonds, exchange-traded funds, closed-end funds and preferred stocks by investment category, please refer to the Schedules of Investments.

During the nine month period ended March 31, 2012, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2012, no securities were valued in accordance with the Trust’s good faith   pricing guidelines.

(2)

ACCOUNTING FOR DERIVATIVES

Financial Futures Contracts - Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

(2)

ACCOUNTING FOR DERIVATIVES (continued)

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract are eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The effect of derivative instruments on the Statement of Operations for the nine month period ended March 31, 2012 was as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income*	Value
Income Trends Fund	Call options written	Net realized gain on options written	$295,378

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Income Trends Fund during the nine month period ended March 31, 2012 were as follows:

	Call Options
Income Trends Fund	Number of Options *	Option Premiums
Options outstanding at beginning of period	$ -	$ -
Options written	16,675	704,846
Options covered	-	-
Options exercised	(6,759)	(409,468)
Options expired	(9,916)	(295,378)
Options outstanding at end of period	$ -	$ -

* One option contract is equivalent to one hundred shares of common stock.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

 (4)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2012 were as follows:

				Net
		Gross Unrealized	Gross Unrealized	Unrealized Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
America First Defensive Growth Fund	$ 10,850,535	$ 673,189	$ (535,600)	$ 137,589
America First Income Trends Fund	21,441,417	124,042	(492,684)	(368,642)
America First Absolute Return Fund	42,301,973	3,646,012	(1,944,654)	1,701,358
America First Quantitative Strategies Fund	43,285,408	2,399,086	(144,723)	2,254,363

The differences between book basis and tax basis unrealized appreciation (depreciation) for the Funds are attributable to the tax deferral of losses on wash sales.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 30, 2012